UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Report Pursuant to Section 15G of The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2022 to December 31, 2022
Date of Report (Date of earliest event reported)
February 14, 2023

LendingClub Corporation[1]
(Exact name of securitizer as specified in its charter)
Commission File Number of securitizer: 333-218172
Central Index Key Number of securitizer: 0001409970

Brandon Pace
Chief Administrative Officer and Corporate Secretary of LendingClub Corporation
(415) 632-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	_________________________________________________
_________________________________________________ (Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	_________________________________________________
Central Index Key Number of underwriter (if applicable):	_________________________________________________
1 LendingClub Corporation, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities sponsored by it and outstanding during the reporting period in the unsecured personal loan asset class, including asset-backed securities issued by each Consumer Loan Underlying Bond (CLUB) Credit Trust, each series of CLUB Certificate Issuer Trust I, each series of LendingClub Receivables Trust and each series of LendingClub Loan Pool Participation Trust.

SIGNATURE(S)

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LendingClub Corporation,
as Securitizer

Date:	February 14, 2023	By:	/s/ Brandon Pace
Brandon Pace
Chief Administrative Officer and Corporate Secretary
(duly authorized officer)